Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 07, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)		1,835,063	4,279,983	8,758,179	6,570,003
Treasury stock, value, acquired, cost method		$ 31.9	$ 66.8	$ 142.7	$ 105.5
Average price (in dollars per share)		$ 17.40	$ 15.61	$ 16.30	$ 16.06
Subsequent Event
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)	820,316
Treasury stock, value, acquired, cost method	$ 15.0
Average price (in dollars per share)	$ 18.25